Summary of significant accounting policies - VIE (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Variable Interest Entity [Line Items]
Current assets	$ 37,022,171	$ 29,705,028
Total assets	38,191,746	30,482,631
Total liabilities	(9,036,589)	(8,145,080)
Nongyuan Network (VIE)
Variable Interest Entity [Line Items]
Current assets	4,335,297	1,003,603
Non-current assets	392,517	89,182
Total assets	4,727,814	1,092,785
Total liabilities	(4,135,859)	(837,640)
Net assets	$ 591,955	$ 255,145